EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The partnership has investments in joint arrangements that are joint ventures, and also has investments in associates. Joint ventures hold individual commercial properties and portfolios of commercial properties and developments that the partnership owns together with co-owners where decisions relating to the relevant activities of the joint venture require the unanimous consent of the co-owners. Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests/voting rights held by the partnership
(US$ Millions)	Principal activity	Principal place of business	Dec. 31, 2024	Dec. 31, 2023
Joint ventures
Stork Holdco LP	Property holding company	United Kingdom	50%	50%
Midtown New York Mixed-use Complex	Property holding company	United States	56%	56%
U.S. Retail JV Pool A	Property holding company	United States	50%	50%
Honolulu Shopping Center	Property holding company	United States	50%	50%
U.S. Retail JV Pool B	Property holding company	United States	51%	51%
U.S. Retail JV Pool C	Property holding company	United States	50%	50%
Bryant Park Office Tower	Property holding company	United States	50%	50%
Las Vegas Mall A	Property holding company	United States	50%	50%
U.S. Retail JV Pool D	Property holding company	United States	48%	48%
Las Vegas Mall B	Property holding company	United States	50%	50%
Other(1)(2)	Various	Various	15% - 60%	15% - 75%

Associates
Other	Various	Various	31% - 50%	16% - 50%
(1)Other joint ventures consists of approximately 50 joint ventures, each of which has a carrying value below $600 million
(2)Other joint ventures also includes the partnership’s approximate 8% indirect LP interest in the BSREP IV investments that is accounted for as a financial asset held through an equity-accounted joint venture with BWS with a carrying value of $878 million as of December 31, 2024. See Note 31, Related Parties for further information on the Deconsolidation of BSREP IV Investments.
The following table presents the change in the balance of the partnership’s equity accounted investments as of December 31, 2024 and 2023:

(US$ Millions) Years ended Dec. 31,	2024	2023
Equity accounted investments, beginning of year	$19,435	$19,943
Additions	484	476
Disposals and return of capital distributions	(898)	(863)
Share of net (losses) earnings from equity accounted investments	331	(94)
Distributions received	(290)	(212)
Foreign currency translation	(168)	220
Acquisition of Foreign Investments(1)(2)	—	211
Reclassification (to) assets held for sale	—	(54)
Reclassification of BSREP IV investments to assets held for sale(2)	(259)	—
Other comprehensive income and other	912	(192)
Equity accounted investments, end of year	$19,547	$19,435
(1)The prior year includes the impact of change in accounting basis of assets that were accounted for under the equity method which are now accounted for as financial assets.
(2)See Note 31, Related Parties for further information on the Acquisition of Foreign Investments and Reclassification of BSREP IV investments to assets held for sale.

The key valuation metrics for the partnership’s commercial properties held within the partnership’s equity accounted investments are set forth in the table below on a weighted-average basis:

		Dec. 31, 2024			Dec. 31, 2023
Equity accounted investments	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Office(1)	Discounted cash flow	7.5%	5.2%	11	7.4%	5.0%	11
Retail(2)	Discounted cash flow	6.6%	5.0%	10	6.6%	5.1%	10
LP Investments(3)	Discounted cash flow	9.7%	6.8%	8	7.7%	5.9%	10
(1)Included in the total Office portfolio are 16 premier office and mixed-use complexes in key global markets with a weighted-average discount rate of 6.7%.
(2)Included in the total Retail portfolio are 19 Core premier retail centers with a weighted-average discount rate of 6.2%.
(3)The valuation method used to value multifamily investments is the direct capitalization method. At December 31, 2024, the overall implied capitalization rate used for properties using the direct capitalization method was 4.7% (December 31, 2023 - 4.5%). The terminal capitalization rate and investment horizon are not applicable.

The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as of December 31, 2024 and 2023:

	Dec. 31, 2024
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Carrying value
Joint ventures
Office	$1,830	$46,485	$5,222	$14,455	$28,638	$8,869
Retail	815	34,140	3,571	10,442	20,942	9,823
LP Investments	715	3,417	2,136	767	1,229	611
	3,360	84,042	10,929	25,664	50,809	19,303
Associates
LP Investments	14	419	2	—	431	244
	14	419	2	—	431	244
Total	$3,374	$84,461	$10,931	$25,664	$51,240	$19,547

	Dec. 31, 2023
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Carrying value
Joint ventures
Office	$2,314	$33,623	$4,847	$13,867	$17,223	$8,199
Retail	723	33,554	5,355	9,047	19,875	9,501
LP Investments	1,627	4,355	32	3,169	2,781	1,442
	4,664	71,532	10,234	26,083	39,879	19,142
Associates
LP Investments	64	552	22	80	514	293
	64	552	22	80	514	293
Total	$4,728	$72,084	$10,256	$26,163	$40,393	$19,435

Summarized financial information in respect of the partnership’s equity accounted investments for the years ended December 31, 2024, 2023 and 2022 is set out below:

	Year ended December 31, 2024
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net (loss) income	Other compre- hensive (loss) income	Partnership’s share of net (loss) income	Distributions received
Joint ventures
Office	$2,262	$1,915	$(272)	$6	$81	$(46)	$(129)	$228
Retail	2,018	1,512	951	51	1,508	(18)	497	25
LP Investments	1,063	1,170	7	(1)	(101)	82	(29)	31
	5,343	4,597	686	56	1,488	18	339	284
Associates
LP Investments	19	28	2	(2)	(9)	(78)	(8)	7
	19	28	2	(2)	(9)	(78)	(8)	7
Total	$5,362	$4,625	$688	$54	$1,479	$(60)	$331	$291
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

	Year ended December 31, 2023
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net income (loss)	Other compre- hensive income	Partnership’s share of net income (loss)	Distributions received
Joint ventures
Office	$2,261	$1,564	$(1,924)	$50	$(1,177)	$(61)	$(434)	$112
Retail	2,002	1,446	166	55	777	(29)	269	16
LP Investments	1,499	1,532	228	(78)	117	12	94	67
	5,762	4,542	(1,530)	27	(283)	(78)	(71)	195
Associates
LP Investments	69	94	(104)	19	(110)	(50)	(50)	17
	69	94	(104)	19	(110)	(50)	(50)	17
Total	$5,831	$4,636	$(1,634)	$46	$(393)	$(128)	$(121)	$212
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

	Year ended December 31, 2022
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Office	$1,849	$1,273	$259	$180	$1,015	$194	$550	$114
Retail	1,949	1,156	(290)	47	550	43	234	27
LP Investments	886	948	112	—	50	232	38	122
	4,684	3,377	81	227	1,615	469	822	263
Associates
LP Investments	230	244	8	—	(6)	69	4	—
	230	244	8	—	(6)	69	4	—
Total	$4,914	$3,621	$89	$227	$1,609	$538	$826	$263
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

Certain of the partnership’s investment in joint ventures and associates are subject to restrictions over the extent to which they can remit funds to the partnership in the form of the cash dividends or repayments of loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.